DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interim dividend [member]
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Total Dividends Paid	£ 4,100	£ 11,022	£ 2,650